Stock-Based Compensation - Summary of Activity Relating to Stock Options (Detail) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares--Stock options	1,203,481
Granted, Shares--Stock options	942,513	1,206,655	5,555
Exercised, Shares--Stock options	(87,476)	(3,174)	(5,555)
Forfeited, Shares--Stock options	(61,903)
Ending balance, Outstanding Shares--Stock options	1,996,615	1,203,481
Beginning balance, Weighted Average Exercise Price--Stock options	$ 0.51
Vested or expected to vest, Shares--Stock options	1,782,257
Granted, Weighted Average Exercise Price--Stock options	$ 14.34	$ 0.51	$ 0.04
Exercisable, Shares--Stock options	383,032
Exercised, Weighted Average Exercise Price--Stock options	$ 0.46	$ 0.45	$ 0.04
Forfeited, Weighted Average Exercise Price--Stock options	$ 1.36
Ending balance, Outstanding Weighted Average Exercise Price--Stock options	$ 7.01	$ 0.51
Vested or expected to vest, Weighted Average Exercise Price--Stock options	$ 6.61
Exercisable, Weighted Average Exercise Price--Stock options	$ 0.82
Outstanding, Weighted Average Remaining Life--Stock options	8 years 11 months 23 days	9 years 7 months 6 days
Vested or expected to vest, Weighted Average Remaining Life--Stock options	8 years 11 months 16 days
Exercisable, Weighted Average Remaining Life--Stock options	8 years 7 months 28 days
Outstanding, Aggregate Intrinsic Value--Stock options	$ 59,362	$ 1,038
Vested or expected to vest, Aggregate Intrinsic Value--Stock options	53,670
Exercisable, Aggregate Intrinsic Value--Stock options	$ 13,705